Property and Equipment	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
Property and Equipment

Note 4 - Property and Equipment

Property and equipment consist of the following:

	As of	As of
	December 31, 2015	December 31, 2014
Lab equipment	$222,724	$3,496
Computer and equipment	14,238	7,795
Total property and equipment	236,962	11,291
Less: accumulated depreciation	(37,387)	(6,660)
Total property and equipment, net	$199,575	$4,631

Depreciation and amortization expense related to property and equipment for the years ended December 31, 2015 and 2014 was $30,727 and $2,377, respectively.